Earnings (Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted net income per ordinary share
	Years ended June 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Numerator:
Net income (loss)	63,617	52,023	(33,551)	(4,749)
Less: Net loss attributable to the non-controlling interests	(979)	(1,508)	(648)	(92)
Net income (loss) attributable to the Group's shareholders	64,596	53,531	(32,903)	(4,657)

Denominator:
Weighted average number of ordinary shares outstanding	80,000,000	84,997,628	90,472,014	90,472,014

Basic & diluted net income (loss) per ordinary share	0.807	0.630	(0.364)	(0.051)